Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JPMorgan Trust II
Entity Central Index Key	0000763852
Document Period End Date	Aug. 31, 2024
C000009621 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class A Shares
Trading Symbol	ONIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class A Shares)	$38	0.74%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 21,387,202,000
Holdings Count | Holding	3,042
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$21,387,202
Total number of portfolio holdings	3,042
Portfolio turnover rate	47%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009623 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class C Shares
Trading Symbol	OBDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class C Shares)	$71	1.37%
*	This charge is annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.37%	[2]
Net Assets	$ 21,387,202,000
Holdings Count | Holding	3,042
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$21,387,202
Total number of portfolio holdings	3,042
Portfolio turnover rate	47%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009620 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class I Shares
Trading Symbol	HLIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class I Shares)	$23	0.45%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[3]
Net Assets	$ 21,387,202,000
Holdings Count | Holding	3,042
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$21,387,202
Total number of portfolio holdings	3,042
Portfolio turnover rate	47%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070639 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R2 Shares
Trading Symbol	JCPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class R2 Shares)	$58	1.13%
*	This charge is annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[4]
Net Assets	$ 21,387,202,000
Holdings Count | Holding	3,042
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$21,387,202
Total number of portfolio holdings	3,042
Portfolio turnover rate	47%

Holdings [Text Block]
C000173236 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R3 Shares
Trading Symbol	JCPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class R3 Shares)	$45	0.87%
*	This charge is annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[5]
Net Assets	$ 21,387,202,000
Holdings Count | Holding	3,042
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$21,387,202
Total number of portfolio holdings	3,042
Portfolio turnover rate	47%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000173237 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R4 Shares
Trading Symbol	JCPQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class R4 Shares)	$32	0.63%
*	This charge is annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[6]
Net Assets	$ 21,387,202,000
Holdings Count | Holding	3,042
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$21,387,202
Total number of portfolio holdings	3,042
Portfolio turnover rate	47%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000173238 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R5 Shares
Trading Symbol	JCPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class R5 Shares)	$25	0.49%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[7]
Net Assets	$ 21,387,202,000
Holdings Count | Holding	3,042
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$21,387,202
Total number of portfolio holdings	3,042
Portfolio turnover rate	47%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009624 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R6 Shares
Trading Symbol	JCPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class R6 Shares)	$19	0.36%
*	This charge is annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[8]
Net Assets	$ 21,387,202,000
Holdings Count | Holding	3,042
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$21,387,202
Total number of portfolio holdings	3,042
Portfolio turnover rate	47%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009633 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class A Shares
Trading Symbol	OGGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class A Shares)	$36	0.69%
*	This charge is annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[9]
Net Assets	$ 1,978,342,000
Holdings Count | Holding	346
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,978,342
Total number of portfolio holdings	346
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009635 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class C Shares
Trading Symbol	OGVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class C Shares)	$61	1.19%
*	This charge is annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%	[10]
Net Assets	$ 1,978,342,000
Holdings Count | Holding	346
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,978,342
Total number of portfolio holdings	346
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009632 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class I Shares
Trading Symbol	HLGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class I Shares)	$23	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[11]
Net Assets	$ 1,978,342,000
Holdings Count | Holding	346
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,978,342
Total number of portfolio holdings	346
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070640 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class R2 Shares
Trading Symbol	JGBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class R2 Shares)	$54	1.04%
*	This charge is annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[12]
Net Assets	$ 1,978,342,000
Holdings Count | Holding	346
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,978,342
Total number of portfolio holdings	346
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000171356 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class R3 Shares
Trading Symbol	OGGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class R3 Shares)	$41	0.79%
*	This charge is annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[13]
Net Assets	$ 1,978,342,000
Holdings Count | Holding	346
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,978,342
Total number of portfolio holdings	346
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000171357 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class R4 Shares
Trading Symbol	OGGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class R4 Shares)	$28	0.54%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[14]
Net Assets	$ 1,978,342,000
Holdings Count | Holding	346
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,978,342
Total number of portfolio holdings	346
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009631 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class R6 Shares
Trading Symbol	OGGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class R6 Shares)	$15	0.29%
*	This charge is annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[15]
Net Assets	$ 1,978,342,000
Holdings Count | Holding	346
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,978,342
Total number of portfolio holdings	346
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009654 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Bond Fund
Class Name	Class A Shares
Trading Symbol	OGLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Bond Fund (Class A Shares)	$30	0.58%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[16]
Net Assets	$ 9,139,968,000
Holdings Count | Holding	1,517
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,139,968
Total number of portfolio holdings	1,517
Portfolio turnover rate	28%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009656 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Bond Fund
Class Name	Class C Shares
Trading Symbol	OSTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Bond Fund (Class C Shares)	$55	1.08%
*	This charge is annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[17]
Net Assets	$ 9,139,968,000
Holdings Count | Holding	1,517
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,139,968
Total number of portfolio holdings	1,517
Portfolio turnover rate	28%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009653 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Bond Fund
Class Name	Class I Shares
Trading Symbol	HLLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Bond Fund (Class I Shares)	$17	0.33%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[18]
Net Assets	$ 9,139,968,000
Holdings Count | Holding	1,517
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,139,968
Total number of portfolio holdings	1,517
Portfolio turnover rate	28%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009657 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Bond Fund
Class Name	Class R6 Shares
Trading Symbol	JSDUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Bond Fund (Class R6 Shares)	$14	0.27%
*	This charge is annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[19]
Net Assets	$ 9,139,968,000
Holdings Count | Holding	1,517
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,139,968
Total number of portfolio holdings	1,517
Portfolio turnover rate	28%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009616 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class A Shares
Trading Symbol	PGBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class A Shares)	$38	0.74%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[20]
Net Assets	$ 47,498,418,000
Holdings Count | Holding	3,740
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$47,498,418
Total number of portfolio holdings	3,740
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009618 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class C Shares
Trading Symbol	OBOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class C Shares)	$68	1.32%
*	This charge is annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.32%	[21]
Net Assets	$ 47,498,418,000
Holdings Count | Holding	3,740
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$47,498,418
Total number of portfolio holdings	3,740
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009615 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class I Shares
Trading Symbol	WOBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class I Shares)	$25	0.49%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[22]
Net Assets	$ 47,498,418,000
Holdings Count | Holding	3,740
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$47,498,418
Total number of portfolio holdings	3,740
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070638 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R2 Shares
Trading Symbol	JCBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class R2 Shares)	$56	1.08%
*	This charge is annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%	[23]
Net Assets	$ 47,498,418,000
Holdings Count | Holding	3,740
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$47,498,418
Total number of portfolio holdings	3,740
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000173234 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R3 Shares
Trading Symbol	JCBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class R3 Shares)	$42	0.82%
*	This charge is annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[24]
Net Assets	$ 47,498,418,000
Holdings Count | Holding	3,740
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$47,498,418
Total number of portfolio holdings	3,740
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000173235 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R4 Shares
Trading Symbol	JCBQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class R4 Shares)	$30	0.58%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[25]
Net Assets	$ 47,498,418,000
Holdings Count | Holding	3,740
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$47,498,418
Total number of portfolio holdings	3,740
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000033520 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R5 Shares
Trading Symbol	JCBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class R5 Shares)	$22	0.42%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[26]
Net Assets	$ 47,498,418,000
Holdings Count | Holding	3,740
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$47,498,418
Total number of portfolio holdings	3,740
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009619 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R6 Shares
Trading Symbol	JCBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class R6 Shares)	$17	0.32%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[27]
Net Assets	$ 47,498,418,000
Holdings Count | Holding	3,740
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$47,498,418
Total number of portfolio holdings	3,740
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009637 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class A Shares
Trading Symbol	OHYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class A Shares)	$46	0.89%
*	This charge is annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[28]
Net Assets	$ 5,516,014,000
Holdings Count | Holding	782
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,516,014
Total number of portfolio holdings	782
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009639 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class C Shares
Trading Symbol	OGHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class C Shares)	$72	1.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%	[29]
Net Assets	$ 5,516,014,000
Holdings Count | Holding	782
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,516,014
Total number of portfolio holdings	782
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009636 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class I Shares
Trading Symbol	OHYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class I Shares)	$33	0.64%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[30]
Net Assets	$ 5,516,014,000
Holdings Count | Holding	782
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,516,014
Total number of portfolio holdings	782
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070641 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R2 Shares
Trading Symbol	JHYZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class R2 Shares)	$64	1.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%	[31]
Net Assets	$ 5,516,014,000
Holdings Count | Holding	782
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,516,014
Total number of portfolio holdings	782
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000192734 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R3 Shares
Trading Symbol	JRJYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class R3 Shares)	$51	0.99%
*	This charge is annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[32]
Net Assets	$ 5,516,014,000
Holdings Count | Holding	782
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,516,014
Total number of portfolio holdings	782
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000192735 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R4 Shares
Trading Symbol	JRJKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class R4 Shares)	$38	0.74%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[33]
Net Assets	$ 5,516,014,000
Holdings Count | Holding	782
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,516,014
Total number of portfolio holdings	782
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000033521 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R5 Shares
Trading Symbol	JYHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class R5 Shares)	$31	0.59%
*	This charge is annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[34]
Net Assets	$ 5,516,014,000
Holdings Count | Holding	782
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,516,014
Total number of portfolio holdings	782
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009640 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R6 Shares
Trading Symbol	JHYUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class R6 Shares)	$25	0.49%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[35]
Net Assets	$ 5,516,014,000
Holdings Count | Holding	782
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,516,014
Total number of portfolio holdings	782
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009692 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short-Intermediate Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	OSTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short-Intermediate Municipal Bond Fund (Class A Shares)	$35	0.69%
*	This charge is annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[36]
Net Assets	$ 762,245,000
Holdings Count | Holding	366
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$762,245
Total number of portfolio holdings	366
Portfolio turnover rate	33%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000009647 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mortgage-Backed Securities Fund
Class Name	Class A Shares
Trading Symbol	OMBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mortgage-Backed Securities Fund (Class A Shares)	$33	0.63%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[37]
Net Assets	$ 5,847,588,000
Holdings Count | Holding	2,404
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,847,588
Total number of portfolio holdings	2,404
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116212 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mortgage-Backed Securities Fund
Class Name	Class C Shares
Trading Symbol	OBBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mortgage-Backed Securities Fund (Class C Shares)	$58	1.13%
*	This charge is annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[38]
Net Assets	$ 5,847,588,000
Holdings Count | Holding	2,404
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,847,588
Total number of portfolio holdings	2,404
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009646 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mortgage-Backed Securities Fund
Class Name	Class I Shares
Trading Symbol	OMBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mortgage-Backed Securities Fund (Class I Shares)	$20	0.38%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[39]
Net Assets	$ 5,847,588,000
Holdings Count | Holding	2,404
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,847,588
Total number of portfolio holdings	2,404
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009648 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mortgage-Backed Securities Fund
Class Name	Class R6 Shares
Trading Symbol	JMBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mortgage-Backed Securities Fund (Class R6 Shares)	$12	0.23%
*	This charge is annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[40]
Net Assets	$ 5,847,588,000
Holdings Count | Holding	2,404
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,847,588
Total number of portfolio holdings	2,404
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009697 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Bond Fund
Class Name	Class A Shares
Trading Symbol	PMBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Bond Fund (Class A Shares)	$34	0.66%
*	This charge is annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[41]
Net Assets	$ 642,341,000
Holdings Count | Holding	292
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$642,341
Total number of portfolio holdings	292
Portfolio turnover rate	38%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000009695 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Bond Fund
Class Name	Class C Shares
Trading Symbol	JTFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Bond Fund (Class C Shares)	$63	1.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%	[42]
Net Assets	$ 642,341,000
Holdings Count | Holding	292
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$642,341
Total number of portfolio holdings	292
Portfolio turnover rate	38%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000009696 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Bond Fund
Class Name	Class I Shares
Trading Symbol	PRBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Bond Fund (Class I Shares)	$22	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[43]
Net Assets	$ 642,341,000
Holdings Count | Holding	292
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$642,341
Total number of portfolio holdings	292
Portfolio turnover rate	38%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000205208 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Bond Fund
Class Name	Class R6 Shares
Trading Symbol	RUNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Bond Fund (Class R6 Shares)	$20	0.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[44]
Net Assets	$ 642,341,000
Holdings Count | Holding	292
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$642,341
Total number of portfolio holdings	292
Portfolio turnover rate	38%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000212348 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Academy Shares
Trading Symbol	JGAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869 or by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Academy Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[45]
Net Assets	$ 266,456,580,000
Holdings Count | Holding	181
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3

C000010945 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Agency Shares
Trading Symbol	OGAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[46]
Net Assets	$ 266,456,580,000
Holdings Count | Holding	181
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3

C000010941 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Capital Shares
Trading Symbol	OGVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Capital Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[47]
Net Assets	$ 266,456,580,000
Holdings Count | Holding	181
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3

C000225258 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Empower Shares
Trading Symbol	EJGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Empower Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[48]
Net Assets	$ 266,456,580,000
Holdings Count | Holding	181
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3

C000115393 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	IM Shares
Trading Symbol	MGMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (IM Shares)	$6	0.12%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[49]
Net Assets	$ 266,456,580,000
Holdings Count | Holding	181
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3

C000010940 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	IJGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[50]
Net Assets	$ 266,456,580,000
Holdings Count | Holding	181
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3

C000078417 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Investor Shares
Trading Symbol	JGMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Investor Shares)	$24	0.47%
*	This charge is annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[51]
Net Assets	$ 266,456,580,000
Holdings Count | Holding	181
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3

C000010942 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Morgan Shares
Trading Symbol	MJGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Morgan Shares)	$29	0.57%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[52]
Net Assets	$ 266,456,580,000
Holdings Count | Holding	181
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3

C000010943 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Premier Shares
Trading Symbol	OGSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Premier Shares)	$21	0.42%
*	This charge is annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[53]
Net Assets	$ 266,456,580,000
Holdings Count | Holding	181
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3

C000010944 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Reserve Shares
Trading Symbol	RJGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Reserve Shares)	$34	0.67%
*	This charge is annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[54]
Net Assets	$ 266,456,580,000
Holdings Count | Holding	181
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3

C000010946 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Service Shares
Trading Symbol	SJGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Service Shares)	$52	1.02%
*	This charge is annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[55]
Net Assets	$ 266,456,580,000
Holdings Count | Holding	181
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3

C000010926 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Agency Shares
Trading Symbol	AJLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[56]
Net Assets	$ 67,662,383,000
Holdings Count | Holding	451
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$67,662,383
Total number of portfolio holdings	451

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	68.7
8–30 calendar days	5.2
31–60 calendar days	6.8
61–90 calendar days	3.0
91–180 calendar days	8.0
181+ calendar days	8.3

C000010922 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Capital Shares
Trading Symbol	CJLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Capital Shares)	$9	0.18%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[57]
Net Assets	$ 67,662,383,000
Holdings Count | Holding	451
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$67,662,383
Total number of portfolio holdings	451

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	68.7
8–30 calendar days	5.2
31–60 calendar days	6.8
61–90 calendar days	3.0
91–180 calendar days	8.0
181+ calendar days	8.3

C000010918 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	IJLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[58]
Net Assets	$ 67,662,383,000
Holdings Count | Holding	451
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$67,662,383
Total number of portfolio holdings	451

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	68.7
8–30 calendar days	5.2
31–60 calendar days	6.8
61–90 calendar days	3.0
91–180 calendar days	8.0
181+ calendar days	8.3

C000010927 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Investor Shares
Trading Symbol	HLPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Investor Shares)	$25	0.49%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[59]
Net Assets	$ 67,662,383,000
Holdings Count | Holding	451
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$67,662,383
Total number of portfolio holdings	451

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	68.7
8–30 calendar days	5.2
31–60 calendar days	6.8
61–90 calendar days	3.0
91–180 calendar days	8.0
181+ calendar days	8.3

C000010923 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Morgan Shares
Trading Symbol	MJLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Morgan Shares)	$30	0.58%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[60]
Net Assets	$ 67,662,383,000
Holdings Count | Holding	451
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$67,662,383
Total number of portfolio holdings	451

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	68.7
8–30 calendar days	5.2
31–60 calendar days	6.8
61–90 calendar days	3.0
91–180 calendar days	8.0
181+ calendar days	8.3

C000010924 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Premier Shares
Trading Symbol	PJLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Premier Shares)	$22	0.43%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[61]
Net Assets	$ 67,662,383,000
Holdings Count | Holding	451
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$67,662,383
Total number of portfolio holdings	451

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	68.7
8–30 calendar days	5.2
31–60 calendar days	6.8
61–90 calendar days	3.0
91–180 calendar days	8.0
181+ calendar days	8.3

C000010925 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Reserve Shares
Trading Symbol	HPIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Reserve Shares)	$35	0.69%
*	This charge is annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[62]
Net Assets	$ 67,662,383,000
Holdings Count | Holding	451
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$67,662,383
Total number of portfolio holdings	451

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	68.7
8–30 calendar days	5.2
31–60 calendar days	6.8
61–90 calendar days	3.0
91–180 calendar days	8.0
181+ calendar days	8.3

C000222399 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Academy Shares
Trading Symbol	JPCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869 or by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Academy Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[63]
Net Assets	$ 39,987,842,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7

C000010953 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Agency Shares
Trading Symbol	AJTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[64]
Net Assets	$ 39,987,842,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7

C000165408 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Capital Shares
Trading Symbol	JTCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Capital Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[65]
Net Assets	$ 39,987,842,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7

C000225259 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Empower Shares
Trading Symbol	EJUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Empower Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[66]
Net Assets	$ 39,987,842,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7

C000115394 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	IM Shares
Trading Symbol	MJPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (IM Shares)	$6	0.12%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[67]
Net Assets	$ 39,987,842,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7

C000010947 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	IJTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[68]
Net Assets	$ 39,987,842,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7

C000010954 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Investor Shares
Trading Symbol	HGOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Investor Shares)	$24	0.47%
*	This charge is annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[69]
Net Assets	$ 39,987,842,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7

C000010950 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Morgan Shares
Trading Symbol	MJTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Morgan Shares)	$29	0.57%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[70]
Net Assets	$ 39,987,842,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7

C000010951 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Premier Shares
Trading Symbol	PJTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Premier Shares)	$22	0.42%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[71]
Net Assets	$ 39,987,842,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7

C000010952 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Reserve Shares
Trading Symbol	HTIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Reserve Shares)	$34	0.67%
*	This charge is annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[72]
Net Assets	$ 39,987,842,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7

C000009694 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short-Intermediate Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	STMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short-Intermediate Municipal Bond Fund (Class C Shares)	$60	1.19%
*	This charge is annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%	[73]
Net Assets	$ 762,245,000
Holdings Count | Holding	366
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$762,245
Total number of portfolio holdings	366
Portfolio turnover rate	33%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000077258 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short-Intermediate Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	JIMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short-Intermediate Municipal Bond Fund (Class I Shares)	$12	0.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[74]
Net Assets	$ 762,245,000
Holdings Count | Holding	366
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$762,245
Total number of portfolio holdings	366
Portfolio turnover rate	33%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000205207 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short-Intermediate Municipal Bond Fund
Class Name	Class R6 Shares
Trading Symbol	OSTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short-Intermediate Municipal Bond Fund (Class R6 Shares)	$10	0.19%
*	This charge is annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[75]
Net Assets	$ 762,245,000
Holdings Count | Holding	366
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$762,245
Total number of portfolio holdings	366
Portfolio turnover rate	33%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000010932 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Agency Shares
Trading Symbol	JMAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[76]
Net Assets	$ 2,011,764,000
Holdings Count | Holding	258
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,011,764
Total number of portfolio holdings	258

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	23.6
8–30 calendar days	48.5
31–60 calendar days	9.5
61–90 calendar days	7.5
91–180 calendar days	3.5
181+ calendar days	7.4

C000010928 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	IJMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[77]
Net Assets	$ 2,011,764,000
Holdings Count | Holding	258
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,011,764
Total number of portfolio holdings	258

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	23.6
8–30 calendar days	48.5
31–60 calendar days	9.5
61–90 calendar days	7.5
91–180 calendar days	3.5
181+ calendar days	7.4

C000010929 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Morgan Shares
Trading Symbol	MJMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal Money Market Fund (Morgan Shares)	$30	0.59%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[78]
Net Assets	$ 2,011,764,000
Holdings Count | Holding	258
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,011,764
Total number of portfolio holdings	258

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	23.6
8–30 calendar days	48.5
31–60 calendar days	9.5
61–90 calendar days	7.5
91–180 calendar days	3.5
181+ calendar days	7.4

C000010930 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Premier Shares
Trading Symbol	HTOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal Money Market Fund (Premier Shares)	$22	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[79]
Net Assets	$ 2,011,764,000
Holdings Count | Holding	258
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,011,764
Total number of portfolio holdings	258

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	23.6
8–30 calendar days	48.5
31–60 calendar days	9.5
61–90 calendar days	7.5
91–180 calendar days	3.5
181+ calendar days	7.4

C000010933 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Service Shares
Trading Symbol	SJMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal Money Market Fund (Service Shares)	$53	1.04%
*	This charge is annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[80]
Net Assets	$ 2,011,764,000
Holdings Count | Holding	258
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,011,764
Total number of portfolio holdings	258

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	23.6
8–30 calendar days	48.5
31–60 calendar days	9.5
61–90 calendar days	7.5
91–180 calendar days	3.5
181+ calendar days	7.4

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